Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss
(15) Accumulated Other Comprehensive Loss

The following is a summary of the accumulated other comprehensive loss balances, net of tax:

	For the year ended 12/31/16
		Other	Amount	Other
(dollars in thousands)		comprehensive	reclassified	comprehensive
	Balance at 12/31/2015	(loss) income - before reclassifications	from accumulated other comprehensive loss	(loss) income - year ended 12/31/2016	Balance at 12/31/2016

Net unrealized holding loss on securities available for sale, net of tax	$(4,492)	(1,869)	(401)	(2,270)	(6,762)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	(758)	800	-	800	42
Net change in net actuarial loss and prior service cost on pension and postretirement benefit plans, net of tax	469	-	-	-	469

Accumulated other comprehensive loss, net of tax	(4,781)	(1,069)	(401)	(1,470)	(6,251)

	For the year ended 12/31/15
		Other	Amount	Other
(dollars in thousands)		comprehensive	reclassified	comprehensive
		(loss) income -	from accumulated	(loss) income -
	Balance at	before	other comprehensive	year	Balance at
	12/31/2014	reclassifications	loss	ended 12/31/2015	12/31/2015

Net unrealized holding gain (loss) on securities available for sale, net of tax	$(3,693)	(648)	(151)	(799)	(4,492)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	(1,188)	430	-	430	(758)
Net change in net actuarial loss and prior service credit on pension and postretirement benefit plans, net of tax	372	-	97	97	469

Accumulated other comprehensive loss, net of tax	(4,509)	(218)	(54)	(272)	(4,781)

	For the year ended 12/31/14
		Other	Amount	Other
(dollars in thousands)		comprehensive	reclassified	comprehensive
	Balance at 12/31/2013	income (loss)- before reclassifications	from accumulated other comprehensive loss	Income (loss)- year ended 12/31/2014	Balance at 12/31/2014

Net unrealized holding gain (loss) on securities available for sale, net of tax	$(18,078)	14,815	(430)	14,385	(3,693)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	3,843	(5,031)	-	(5,031)	(1,188)
Net change in net actuarial loss and prior service credit on pension and postretirement benefit plans, net of tax	432	-	(60)	(60)	372

Accumulated other comprehensive loss, net of tax	$(13,803)	9,784	(490)	9,294	(4,509)

The following represents the reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2016, 2015 and 2014:

	Years Ended
(dollars in thousands)	December 31,			Affected Line Item
	2016	2015	2014	in Financial Statements
Unrealized gains on securities available for sale

Realized gain on securities transactions	$668	251	717	Net gain on securities transactions
Income tax expense	(267)	(100)	(287)	Income taxes
Net of tax	401	151	430

Amortization of pension and postretirement benefit items

Amortization of net actuarial gain (loss)	90	(70)	297	Salaries and employee benefits
Amortization of prior service cost	(90)	(90)	(199)	Salaries and employee benefits
Income tax benefit	-	63	(38)	Income taxes
Net of tax	-	(97)	60

Total reclassifications, net of tax	$401	54	490